FENIMORE ASSET MANAGEMENT TRUST

EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated May 1, 2019 (as supplemented on May 20, 2019) filed under Rule 497(e) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on May 20, 2019 (Accession No.0001398344-19-009150 ) with respect to the FAM Equity-Income Fund, Investor Shares (FAMEX).